NOTE 1 – NATURE OF BUSINESS	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
NOTE 1 – NATURE OF BUSINESS

NOTE 1 – NATURE OF BUSINESS

After formation, the Company was in the business of mineral exploration. On May 3, 2010, the Company sold its mineral exploration business and entered into an Intellectual Property Assignment Agreement (“IP Agreement”) with Soren Nielsen pursuant to which Mr. Nielsen transferred his right, title and interest in all intellectual property relating to certain chewing gum compositions having appetite suppressant activity (the “IP”) to the Company for the issuance of 55,000,000 shares of the Company’s common stock.

Following the acquisition of the IP the Company changed its business direction to pursue the development of chewing gums for the delivery of Nutraceutical/functional ingredients for applications such as appetite suppressant, cholesterol suppressant, vitamin delivery, antioxidant delivery and motion sickness suppressant.

The business plan of the company will no longer be focused on a chewing gum delivery system but it will re-focus its activities to the development of cannabinoid, cannabinoid-like, and non-cannabinoid pharmaceutical active pharmaceutical ingredients (APIs), pharmaceutical medicines made from cannabinoid, cannabinoid-like, and non-cannabinoid APIs and European novel food approval of cannabinoid-based, cannabinoid-like and non-cannabinoid ingredients and products .In addition, the company plans to develop such bulk ingredients for supply into the cosmetic sector.

On January 19, 2021, the Company entered into an Stock Purchase Agreement (the “Agreement”) with ABTI Pharma Limited, a company registered in England and Wales (“ABTI Pharma”), pursuant to which the Company agreed to acquire all of the outstanding shares of capital stock of ABTI Pharma from its shareholders in exchange for 600,000,000 shares of the Company pro rata to the ABTI Pharma shareholders. The shares were issued on January 29, 2021 in anticipation of the closing and the parties to the transaction agreed in a March 24, 2021 amendment to close upon the ABTI Pharma Limited Shares being transferred to the Company, which was to occur upon the filing by the Company of its outstanding December 31, 2020 quarterly report on Form 10-Q, which was filed on May 28, 2021 with the Securities and Exchange Commission. The transaction closed on May 28, 2021.

The transaction is being accounted for as a reverse acquisition and recapitalization. ABTI Pharma is the acquirer for accounting purposes and the Company is the issuer. The historical financial statements presented are the financial statements of ABTI. The Agreement was treated as a recapitalization and not as a business combination; at the date of the acquisition, the net liabilities of the legal acquirer, Alterola, were $389,721.

Transitional Period [Member]
NOTE 1 – NATURE OF BUSINESS

NOTE 1 – NATURE OF BUSINESS

After formation, the Company was in the business of mineral exploration. On May 3, 2010, the Company sold its mineral exploration business and entered into an Intellectual Property Assignment Agreement (“IP Agreement”) with Soren Nielsen pursuant to which Mr. Nielsen transferred his right, title and interest in all intellectual property relating to certain chewing gum compositions having appetite suppressant activity (the “IP”) to the Company for the issuance of 55,000,000 shares of the Company’s common stock.

Following the acquisition of the IP the Company changed its business direction to pursue the development of chewing gums for the delivery of Nutraceutical/functional ingredients for applications such as appetite suppressant, cholesterol suppressant, vitamin delivery, antioxidant delivery and motion sickness suppressant.

The business plan of the company will no longer be focused on a chewing gum delivery system but it will re-focus its activities to the development of cannabinoid, cannabinoid-like, and non-cannabinoid pharmaceutical active pharmaceutical ingredients (APIs), pharmaceutical medicines made from cannabinoid, cannabinoid-like, and non-cannabinoid APIs and European novel food approval of cannabinoid-based, cannabinoid-like and non-cannabinoid ingredients and products .In addition, the company plans to develop such bulk ingredients for supply into the cosmetic sector.

On January 19, 2021, the Company entered into an Stock Transfer Agreement (the “Agreement”) with ABTI Pharma Limited, a company registered in England and Wales (“ABTI Pharma”), pursuant to which the Company will acquire all of the outstanding shares of capital stock of ABTI Pharma from its shareholders in exchange for 600,000,000 shares of the Company pro rata to the ABTI Pharma shareholders. The shares have been issued in anticipation of the closing and the transaction will close upon the ABTI Pharma Limited Shares being transferred to the Company which will occur upon the filing by the Company of its outstanding annual report and form 10-K for 2019, and its quarterly reports for 2020, which were filed on May 28, 2021. The shares were issued January 29, 2021 in anticipation of a closing. The transaction will be accounted for as a reverse acquisition upon closing. As of March 31, 2021, the shares have been recorded at $600,000 and has been reflected in the statement of equity as common stock held in trust as the shares have not been released to ABTI Pharma.